RESTATEMENT - Schedule of Restatement (Details) (USD $)	12 Months Ended		24 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Previously Stated	Dec. 31, 2012 Previously Stated
Revenue share payable	$ 1,193,661	$ 90,577		$ 0
REVENUE SHARE EXPENSE	1,767,425	115,360	24,783
INCOME (LOSS) FROM OPERATING	215,601	(454,922)	(364,345)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	215,847	(454,553)	(363,976)
NET INCOME (LOSS)	215,847	(454,553)	(363,976)
Net income (loss) for the period	215,847	(454,553)	(363,976)
Revenue share payable	$ 1,103,084	$ 90,577	$ 0